Preferred Stock (Details Narrative) - USD ($)										1 Months Ended	6 Months Ended		12 Months Ended
	May 04, 2021	Oct. 31, 2020	Sep. 04, 2020	Aug. 20, 2020	Oct. 07, 2019	Jun. 28, 2019	Aug. 10, 2018	Nov. 30, 2001	May 30, 2000	Nov. 11, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 18, 2020	Jun. 10, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Preferred stock, shares authorized													1,000,000
Preferred stock par value													$ 0.01
Conversion price														$ 0.40			$ 0.33
Partially repayments of notes												$ 366,842		$ 366,842
Debt instrument interest rate													12.00%	12.00%			12.00%
12.0% Senior Secured Note [Member]
Class of Stock [Line Items]
Note payable																$ 2,365,000
Partially repayments of notes						$ 18,300,000
Payment of deferred fees						3,400,000
August 19, 2020 and October 31, 2020 [Member]
Class of Stock [Line Items]
Beneficial conversion feature													$ 502,000
B.Riley [Member]
Class of Stock [Line Items]
Cash fee paid						1,386,000
Reimbursement of legal fee						$ 73,858
Common Stock [Member]
Class of Stock [Line Items]
Number of shares converted								188,791
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Conversion price						$ 0.50
Security Purchase Agreement [Member]
Class of Stock [Line Items]
Conversion price					$ 0.70
Series L Preferred Stock [Member]
Class of Stock [Line Items]
Trading price, per share	$ 0.01
Preferred Stock, Voting Rights	1,000 times the aggregate per share amount of all cash dividends, and 1,000 times the aggregate per share amount (payable in kind) of all non-cash dividends or other distributions paid to the holders of the Company’s common stock. The Series L Preferred Stock will be entitled to 1,000 votes on all matters submitted to a vote of the stockholders of the Company. In the event of any merger, consolidation or other transaction in which shares of the Company’s common stock are converted or exchanged, the Series L Preferred Stock will be entitled to receive 1,000 times the amount received per one share of the Company’s common stock.
Series L Preferred Stock [Member] | Purchase Agreements [Member]
Class of Stock [Line Items]
Trading price, per share	$ 4.00
Series F Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, designated shares													2,000
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, designated shares													1,800
Shares outstanding									168.496				168.496
Sale of stock									1,800
Number of shares converted									1,631.504
Preferred stock, liquidation value									$ 1,000
Series G Preferred Stock [Member] | Original Investor [Member]
Class of Stock [Line Items]
Shares outstanding													168.496
Preferred stock, liquidation aggregate amount													$ 168,496
Temporary equity, liquidation preference per share value													$ 1,000
Series H Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, designated shares													23,000
Shares outstanding													19,597
Number of shares converted							58,787,879
Preferred stock, shares issued													19,597	19,400
Conversion price							$ 0.33
Proceeds from issuance of convetible preferred stock							$ 19,399,250						$ 113,000
Stock issuance cost							$ 18,045,496						$ 17,896
Number of shares issued during period, shares													108
Beneficial conversion feature													$ 389,000
Series H Preferred Stock [Member] | August 19, 2020 [Member]
Class of Stock [Line Items]
Trading price, per share													$ 0.86
Conversion price													$ 0.33
Number of shares issued during period, shares													108
Beneficial conversion feature													$ 113,000
Series H Preferred Stock [Member] | October 31, 2020 [Member]
Class of Stock [Line Items]
Trading price, per share													$ 0.77
Conversion price													$ 0.33
Number of shares issued during period, shares													389
Beneficial conversion feature													$ 389,000
Series H Preferred Stock [Member] | Accredited Investor [Member]
Class of Stock [Line Items]
Preferred stock par value				$ 1,000
Number of shares converted				327,273
Conversion price				$ 0.33
Proceeds from issuance of convetible preferred stock				$ 130,896
Stock issuance cost				$ 113,000
Number of shares issued during period, shares				108
Shares issued during the period deemed null and void				2,145
Series H Preferred Stock [Member] | James Heckman [Member]
Class of Stock [Line Items]
Preferred stock par value		$ 1,000
Number of shares converted		1,178,788
Conversion price		$ 0.33
Number of shares issued during period, shares		389
Note payable		$ 389,000
Series H Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock par value				$ 1,000
Preferred stock, liquidation value							$ 1,000
Preferred stock, shares issued							19,400
Conversion price				$ 0.33
Series H Preferred Stock [Member] | Security Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock par value					$ 1,000
Proceeds from issuance of convetible preferred stock					$ 20,000,000
Number of shares issued during period, shares					20,000
Series l Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock par value						$ 1,000
Preferred stock, designated shares													25,800
Number of shares converted						46,200,000
Preferred stock, shares issued						23,100								23,100
Conversion price						$ 0.50
Proceeds from issuance of convetible preferred stock						$ 23,100,000
Stock issuance cost														$ 1,459,858
Number of shares issued during period, shares														23,100
Series l Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock par value						$ 1,000
Proceeds from issuance of convetible preferred stock						$ 23,100,000
Number of shares issued during period, shares						23,100
Series J Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock par value					$ 1,000
Preferred stock, designated shares													35,000
Number of shares converted					28,571,428
Preferred stock, shares issued					20,000
Conversion price			$ 0.40		$ 0.70
Proceeds from issuance of convetible preferred stock					$ 20,000,000
Debt instrument interest rate					12.00%
Working capital and general coporate					$ 14,400,000
Series J Preferred Stock [Member] | 12.0% Senior Secured Note [Member]
Class of Stock [Line Items]
Partially repayments of notes					5,000,000.0
Series J Preferred Stock [Member] | B.Riley [Member]
Class of Stock [Line Items]
Cash fee paid					525,240
Reimbursement of legal fee					$ 43,043
Series J Preferred Stock [Member] | Two Accredited Investors [Member]
Class of Stock [Line Items]
Preferred stock par value			$ 1,000
Number of shares converted			6,000,000
Conversion price			$ 0.70
Proceeds from issuance of common stock			$ 15,000,000
Series K Preferred Stock [Member]
Class of Stock [Line Items]
Trading price, per share															$ 0.61
Preferred stock par value										$ 1,000
Preferred stock, designated shares													20,000
Number of shares converted										45,105,000
Preferred stock, shares issued										18,042
Conversion price										$ 0.40					0.40
Proceeds from issuance of convetible preferred stock										$ 18,042,000
Stock issuance cost													$ 560,500
Number of shares issued during period, shares													18,042
Beneficial conversion feature													$ 17,481,500
Working capital and general coporate										11,500,000
Series K Preferred Stock [Member] | Term Notes [Member]
Class of Stock [Line Items]
Partially repayments of notes										3,400,000
Payments for prior investment										2,600,000
Series K Preferred Stock [Member] | B.Riley [Member]
Class of Stock [Line Items]
Cash fee paid										$ 560,500
Series K Preferred Stock [Member] | Registration Rights Agreement [Member]
Class of Stock [Line Items]
Maximum liquidated damages percentage										6.00%
Series K Preferred Stock [Member] | Security Purchase Agreement [Member]
Class of Stock [Line Items]
Agreement description										If the Company fails for any reason to satisfy the current public information requirement after 6 months of the closing date, then the Company will be obligated to pay to each holder a cash payment equal to 1.0% of the aggregate amount invested for each 30-day period, or pro rata portion thereof, as partial liquidated damages per month, up to a maximum of 6 months, subject to interest at the rate of 1.0% per month until paid in full. The securities purchase agreements provide for Public Information Failure Damages (further details are provided in Note 15)
Series H Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Shares outstanding											19,597		19,597	19,400
Temporary equity, liquidation preference per share value											$ 1,000		$ 1,000	$ 1,000
Preferred stock, shares issued											19,597		19,597	19,400
Proceeds from issuance of convetible preferred stock													$ 113,000
Series H Convertible Preferred Stock [Member] | Registration Rights Agreement [Member]
Class of Stock [Line Items]
Agreement description							The registration rights agreement provides for a cash payment equal to 1.0% per month of the amount invested as partial liquidated damages, on each monthly anniversary, payable within 7 days of such event, and upon the occurrence of certain events up to a maximum amount of 6.0% of the aggregate amount invested, subject to interest at 12.0% per annum, accruing daily, until paid in full. The registration rights agreements provide for Registration Rights Damages (further details are provided in Note 15)
Series H Convertible Preferred Stock [Member] | Security Purchase Agreement [Member]
Class of Stock [Line Items]
Agreement description							If the Company fails for any reason to satisfy the current public information requirement after 6 months of the closing date, then the Company will be obligated to pay to each holder a cash payment equal to 1.0% of the aggregate amount invested for each 30-day period, or pro rata portion thereof, as partial liquidated damages per month, up to a maximum of 6 months, subject to interest at the rate of 1.0% per month until paid in full. The securities purchase agreements provide for Public Information Failure Damages (further details are provided in Note 15)
Series I Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Trading price, per share															0.61
Shares outstanding														23,100
Temporary equity, liquidation preference per share value													$ 1,000	$ 1,000
Preferred stock, shares issued														23,100
Conversion price															0.50
Proceeds from issuance of convetible preferred stock														$ 23,100,000
Stock issuance cost														$ 1,459,858
Series I Convertible Preferred Stock [Member] | Registration Rights Agreement [Member]
Class of Stock [Line Items]
Maximum liquidated damages percentage						6.00%
Series I Convertible Preferred Stock [Member] | Security Purchase Agreement [Member]
Class of Stock [Line Items]
Agreement description						If the Company fails for any reason to satisfy the current public information requirement after 6 months of the closing date, then the Company will be obligated to pay to each holder a cash payment equal to 1.0% of the aggregate amount invested for each 30-day period, or pro rata portion thereof, as partial liquidated damages per month, up to a maximum of 6 months, subject to interest at the rate of 1.0% per month until paid in full. The securities purchase agreements provide for Public Information Failure Damages (further details are provided in Note 15)
Series J Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Trading price, per share															$ 0.61
Shares outstanding														20,000
Temporary equity, liquidation preference per share value													$ 1,000	$ 1,000
Preferred stock, shares issued														20,000
Proceeds from issuance of convetible preferred stock													$ 6,000,000	$ 15,000,000
Stock issuance cost														$ 580,004
Number of shares issued during period, shares													10,500	20,000
Series J Convertible Preferred Stock [Member] | Registration Rights Agreement [Member]
Class of Stock [Line Items]
Maximum liquidated damages percentage			600.00%		6.00%
Series J Convertible Preferred Stock [Member] | Security Purchase Agreement [Member]
Class of Stock [Line Items]
Agreement description			If the Company fails for any reason to satisfy the current public information requirement after 6 months of the closing date, then the Company will be obligated to pay to each holder a cash payment equal to 1.0% of the aggregate amount invested for each 30-day period, or pro rata portion thereof, as partial liquidated damages per month, up to a maximum of 6 months, subject to interest at the rate of 1.0% per month until paid in full. The securities purchase agreements provide for Public Information Failure Damages (further details are provided in Note 15)